Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 377,270	$ 372,032
Restricted cash	4,651	4,662
Margin deposits	4,270	4,270
Time deposits and Treasury bills (Note 1)	94,505	0
Trade accounts receivable, net	34,059	46,698
Capitalized voyage expenses	912	1,448
Due from related companies (Note 2)	$ 4,807	$ 5,287
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 23,857	$ 26,275
Vessels held for sale	0	20,985
Inventories	20,635	22,513
Prepaid insurance and other	10,230	3,913
Current portion of financial instruments - Fair value (Notes 8, 13)	2,040	1,253
Total current assets	577,236	509,336
Derivative Instruments and Hedges, Noncurrent	38	0
Operating Lease, Right-of-Use Asset	21,878	36,969
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	54,409	0
Long-Term Investments and Receivables, Net	12,442	23,812
INVESTMENTS IN DEBT SECURITIES	10,086	5,064
FIXED ASSETS (Note 5)
Advances for vessels under construction	124,686	150,575
Vessels	3,969,194	3,616,223
Accumulated depreciation	(1,039,034)	(1,016,202)
Vessels' Net Book Value	2,930,160	2,600,021
Total fixed assets	3,054,846	2,750,596
Deferred Costs, Noncurrent	38,116	38,313
Total assets	3,769,051	3,364,090
CURRENT LIABILITIES:
Current portion of long - term debt and other financial liabilities (Note 7)	249,468	191,974
Payables	51,353	40,207
Due to related companies (Note 2)	$ 6,252	$ 3,558
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable	$ 17,705	$ 0
Accrued liabilities	38,181	33,391
Unearned revenue	17,648	31,902
Current portion of obligations under operating leases (Note 4)	11,790	21,031
Current portion of financial liability under operating leases (Note 4)	1,080	1,067
Current portion of financial liability under finance leases (Note 4)	42,659	0
Current portion of financial instruments - Fair value (Notes 8, 13)	214	72
Total current liabilities	436,350	323,202
Long-Term Debt and Lease Obligation	1,531,911	1,370,683
Operating Lease, Liability, Noncurrent	10,088	15,937
FINANCIAL LIABILITY UNDER OPERATING LEASES, net of current portion (Note 4)	557	1,097
FAIR VALUE OF TIME CHARTER ATTACHED	33,567	0
EU ETS ACCURED LIABILITY	5,118	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 14)	0	524
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at June 30, 2024 and December 31, 2023	11,493	11,493
Common shares, $ 5.00 par value; 60,000,000 shares authorized at June 30, 2024 and December 31, 2023; 30,183,776 shares issued and 29,505,603 shares outstanding at June 30, 2024 and December 31, 2023	150,919	150,919
Additional paid-in capital	912,214	912,214
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive income	494	2,485
Retained earnings	647,454	548,237
Total Tsakos Energy Navigation Limited stockholders' equity	1,715,783	1,618,557
Non-controlling Interest	35,677	34,090
Total stockholders' equity	1,751,460	1,652,647
Total liabilities and stockholders' equity	$ 3,769,051	$ 3,364,090